November 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Investors Trust
(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of ING Investors Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 5, 2013, to the Prospectus dated April 30, 2013, for ING PIMCO High Yield Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated November 5, 2013 in XBRL for the Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2650.

Regards,

/s/Paul Caldarelli

Paul Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds